Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current tax	€ (116,094)	€ (130,425)	€ (52,753)
Sum Of Deferred Tax Assets And Liabilities	45,352	(53,430)	(44,766)
Provision for income taxes	€ (161,446)	€ (76,995)	€ (7,987)